Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
January 31, 2025
AICAP-NPRT1-0425
1.813045.120
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
MercadoLibre Inc (a)	73,397	141,082,979
CANADA - 4.8%
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Asset Management Ltd Class A (United States) (b)	2,647,553	158,403,096
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	728,060	122,347,744
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	49,357	161,416,595
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	50,717	3
		161,416,598
TOTAL CANADA		442,167,438
CHINA - 6.6%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Tencent Holdings Ltd	4,923,579	259,055,184
Consumer Discretionary - 3.8%
Broadline Retail - 1.5%
PDD Holdings Inc Class A ADR (a)	1,278,553	143,082,866
Hotels, Restaurants & Leisure - 2.3%
Meituan B Shares (a)(d)(e)	3,849,782	73,271,196
Trip.com Group Ltd ADR (a)	1,911,634	134,139,358
		207,410,554
TOTAL CONSUMER DISCRETIONARY		350,493,420

TOTAL CHINA		609,548,604
DENMARK - 3.8%
Health Care - 2.5%
Pharmaceuticals - 2.5%
Novo Nordisk A/S Series B	2,706,721	228,514,029
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	623,665	124,242,963
TOTAL DENMARK		352,756,992
FRANCE - 10.5%
Consumer Discretionary - 4.3%
Textiles, Apparel & Luxury Goods - 4.3%
Hermes International SCA	66,092	186,767,903
LVMH Moet Hennessy Louis Vuitton SE	294,103	215,108,284
		401,876,187
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	466,100	128,474,490
Industrials - 3.2%
Aerospace & Defense - 1.8%
Safran SA	660,899	163,834,488
Building Products - 1.4%
Cie de Saint-Gobain SA	1,427,234	133,836,618
TOTAL INDUSTRIALS		297,671,106

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	860,159	150,254,104
TOTAL FRANCE		978,275,887
GERMANY - 7.5%
Financials - 1.5%
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	266,264	144,323,711
Industrials - 1.8%
Electrical Equipment - 1.8%
Siemens Energy AG (a)	2,778,600	165,319,128
Information Technology - 2.6%
Software - 2.6%
SAP SE	864,826	238,323,785
Materials - 1.6%
Construction Materials - 1.6%
Heidelberg Materials AG	1,039,916	147,203,469
TOTAL GERMANY		695,170,093
INDIA - 6.1%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	7,208,699	134,921,273
Financials - 3.3%
Banks - 3.3%
HDFC Bank Ltd	8,158,188	159,785,231
ICICI Bank Ltd	10,148,720	146,138,877
		305,924,108
Industrials - 1.3%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	3,069,141	126,011,716
TOTAL INDIA		566,857,097
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	213,054,070	123,077,052
IRELAND - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Kingspan Group PLC	1,581,537	110,418,201
ITALY - 2.7%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	271,637	117,396,307
Industrials - 1.5%
Electrical Equipment - 1.5%
Prysmian SpA	1,943,416	135,764,158
TOTAL ITALY		253,160,465
JAPAN - 10.8%
Financials - 1.5%
Insurance - 1.5%
Tokio Marine Holdings Inc	4,160,551	137,228,996
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	1,054,667	141,626,979
Industrials - 5.0%
Industrial Conglomerates - 1.9%
Hitachi Ltd	7,099,770	178,491,346
Machinery - 1.4%
Mitsubishi Heavy Industries Ltd	8,793,000	128,687,725
Professional Services - 1.7%
Recruit Holdings Co Ltd	2,264,160	158,020,698
TOTAL INDUSTRIALS		465,199,769

Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Advantest Corp	2,254,000	124,617,317
Disco Corp	475,489	137,617,584
		262,234,901
TOTAL JAPAN		1,006,290,645
NETHERLANDS - 5.3%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	713,317	130,054,131
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	231,315	136,060,825
ASML Holding NV	305,494	225,993,108
		362,053,933
TOTAL NETHERLANDS		492,108,064
SWEDEN - 1.5%
Industrials - 1.5%
Machinery - 1.5%
Atlas Copco AB A Shares	8,458,278	141,302,058
SWITZERLAND - 1.5%
Financials - 1.5%
Insurance - 1.5%
Zurich Insurance Group AG	236,260	143,165,222
TAIWAN - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co Ltd	12,352,000	409,378,875
UNITED KINGDOM - 9.6%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.7%
InterContinental Hotels Group PLC	1,215,737	162,108,070
Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	3,154,536	151,554,525
London Stock Exchange Group PLC	997,265	148,401,049
		299,955,574
Industrials - 4.7%
Aerospace & Defense - 1.6%
Rolls-Royce Holdings PLC (a)	20,304,676	151,394,796
Professional Services - 1.7%
RELX PLC	3,062,863	152,091,012
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	1,916,463	126,082,365
TOTAL INDUSTRIALS		429,568,173

TOTAL UNITED KINGDOM		891,631,817
UNITED STATES - 20.6%
Financials - 8.8%
Capital Markets - 2.8%
Moody's Corp	249,602	124,661,223
S&P Global Inc	257,113	134,061,289
		258,722,512
Financial Services - 3.2%
Mastercard Inc Class A	263,985	146,625,188
Visa Inc Class A	439,402	150,187,604
		296,812,792
Insurance - 2.8%
Arthur J Gallagher & Co	434,838	131,242,805
Marsh & McLennan Cos Inc	578,243	125,409,342
		256,652,147
TOTAL FINANCIALS		812,187,451

Industrials - 6.1%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	661,807	121,605,642
Construction & Engineering - 1.4%
Ferrovial SE	2,928,800	125,787,157
Electrical Equipment - 2.0%
Schneider Electric SE	750,559	190,360,367
Professional Services - 1.4%
Experian PLC	2,711,285	133,557,031
TOTAL INDUSTRIALS		571,310,197

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	646,207	142,986,223
Materials - 4.2%
Chemicals - 1.3%
Linde PLC	278,474	124,232,821
Construction Materials - 2.9%
CRH PLC (United Kingdom)	1,212,974	121,039,221
Holcim AG	1,410,899	141,405,968
		262,445,189
TOTAL MATERIALS		386,678,010

TOTAL UNITED STATES		1,913,161,881
TOTAL COMMON STOCKS (Cost $6,866,863,286)		9,269,553,370

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	853	853
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	63,056,555	63,062,861
TOTAL MONEY MARKET FUNDS (Cost $63,063,714)			63,063,714

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,929,927,000)	9,332,617,084
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(38,100,173)
NET ASSETS - 100.0%	9,294,516,911

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,271,196 or 0.8% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,271,196 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,108,485	643,512,058	699,619,690	1,132,075	-	-	853	853	0.0%
Fidelity Securities Lending Cash Central Fund	141,768,000	74,523,029	153,228,168	23,048	-	-	63,062,861	63,056,555	0.3%
Total	197,876,485	718,035,087	852,847,858	1,155,123	-	-	63,063,714	63,057,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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